Fair Value Measurements and Hierarchy - Summary of Changes in Fair Value (Details) - Private Placement Warrants - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 40	$ 502	$ 502
Mark-to-market adjustment	(16)	(19)
Ending balance	$ 24	$ 483	$ 40